Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity
(8)	Stockholders’ Equity

(a)	Preferred Stock

Series B convertible preferred stock may be converted any time after three years after issuance and at the option of the holder into Series A common stock on a one-to-one basis. Series B preferred stockholders are not entitled to vote. Series B convertible preferred stock has liquidation rights consistent with common stockholders based on the number of common shares into which Series B preferred is convertible. At June 30, 2013, all outstanding Series B preferred shares are convertible.

Preferred stockholders are entitled to receive dividends when and if declared by the board of directors with respect to Series A voting common stock. The Company may not pay or declare any form of dividend to Series A common stockholders without at the same time paying or declaring the same per share dividend to the preferred stockholders as if all preferred shares were converted to common stock at the date of declaration.

(b)	Common Stock

Common stock consists of two series; Series A common stock and Series B common stock. Both series bear the same rights except Series B shareholders are not entitled to vote. Any Series B common stock automatically converts to Series A common stock upon any consolidation, merger, or reorganization, which the Company is not the surviving entity or the closing of a public offering of Series A common stock.

(c)	Stock Option Plan

In January 2011, the board of directors adopted the 2011 Equity Incentive Plan (the “2011 Plan”) that provides for the granting of nonqualified and incentive stock options and restricted stock. The 2011 Plan assumed all of the obligations, which existed under the previous 2000 Stock Option Plan. Under the 2011 Plan, the Company has granted nonqualified and incentive stock options for the purchase of Series B common stock to directors, employees and nonemployees providing services to the Company. The board of directors, on an option-by-option basis, determines the number of shares, exercise price, term, and vesting period. Options granted generally have a ten-year contractual life. An aggregate of 6,413,051 shares are authorized for issuance under the amended 2011 Plan, with 1,584,394 shares remaining available for grant as of June 30, 2013.

A summary of stock option activity is as follows:

	Outstanding stock options
	Number of shares	Weighted average exercise price
Balance at December 31, 2012	3,403,001	$1.72
Options granted	842,000	0.78
Options forfeited	(26,457)	1.67
Options cancelled	(16,860)	1.35

Balance at June 30, 2013	4,201,684	0.83

Options exercisable at June 30, 2013	3,124,455	0.85

The following table summarizes information about stock options outstanding at June 30, 2013:

Options outstanding			Options exercisable
Number outstanding	Weighted average remaining contractual life (Years)	Weighted average exercise price	Number exerciseable	Weighted average remaining contractual life (Years)	Weighted average exercise price
4,201,684	7.81	$0.83	3,124,455	7.41	$0.85

(d)	Restricted Series B Common Stock

In 2010, the Company issued 385,500 shares of restricted Series B common stock to employees. These shares vest on the earlier of the first dosing in the pivotal clinical study for its lead drug candidate, or 50% on January 31, 2014 and 50% on January 31, 2015. The fair value of these shares when issued was $1.68 per share

On June 28, 2013, the Company accelerated the vesting and repurchased a combined total of 29,500 shares of restricted Series B common stock from six employees at a price of $1.80 per share. The acceleration of the vesting resulted in the recognition of $16,437 in stock-based compensation expense. The repurchased shares are shown as treasury stock as of June 30, 2013.

A summary of restricted stock activity is as follows:

Number of shares
Balance at December 31, 2012	341,550
Vested	(29,500)
Forfeited	(1,800)

Balance at June 30, 2013	310,250

(e)	Warrants

For charitable purposes, on December 23, 2003, the Company granted warrants to a local university for 70,000 shares of Series B convertible preferred Stock at a price of $3.57 per share with an original expiration date of December 31, 2010. In January 2011, the Company extended the term to December 31, 2015 at the same price. As of June 30, 2013, all warrants remain outstanding.

(8)	Stockholders’ Equity

(a)	Preferred Stock

Series B convertible preferred stock may be converted any time after three years after issuance and at the option of the holder into Series A common stock on a one-to-one basis. Series B preferred stockholders are not entitled to vote. Series B convertible preferred stock has liquidation rights consistent with common stockholders based on the number of common shares into which Series B preferred is convertible. At December 31, 2012, all outstanding Series B preferred shares are convertible.

Preferred stockholders are entitled to receive dividends when and if declared by the board of directors with respect to Series A voting common stock. The Company may not pay or declare any form of dividend to Series A common stockholders without at the same time paying or declaring the same per share dividend to the preferred stockholders as if all preferred shares were converted to common stock at the date of declaration.

(b)	Common Stock

Common stock consists of two series; Series A common stock and Series B common stock. Both series bear the same rights except Series B shareholders are not entitled to vote. Any Series B common stock automatically converts to Series A common stock upon any consolidation, merger, or reorganization, which the Company is not the surviving entity or the closing of a public offering of Series A common stock.

(c)	Stock Option Plan

In January 2011, the board of directors adopted the 2011 Equity Incentive Plan (the “2011 Plan”) that provides for the granting of nonqualified and incentive stock options and restricted stock. The 2011 Plan assumed all of the obligations, which existed under the previous 2000 Stock Option Plan. Under the 2011 Plan, the Company has granted nonqualified and incentive stock options for the purchase of Series B common stock to directors, employees and nonemployees providing services to the Company. The board of directors, on an option-by-option basis, determines the number of shares, exercise price, term, and vesting period. Options granted generally have a ten-year term and vest over a period of zero to five years. An aggregate of 6,000,000 shares are authorized for issuance under the amended 2011 Plan, with 1,938,726 shares remaining available for grant as of December 31, 2012.

A summary of stock option activity is as follows:

	Outstanding stock options
	Number of shares	Weighted average exercise price
Balance at December 31, 2011	3,419,201	1.72
Options granted	—
Options exercised	—
Options forfeited	(3,227)	1.68
Options cancelled	12,973	1.68

Balance at December 31, 2012	3,403,001	1.72

Options exerciseable at December 31, 2012	2,949,041	1.73

The following table summarizes information about stock options outstanding at December 31, 2012:

Options outstanding			Options exercisable
Number outstanding	Weighted average remaining contractual life (Years)	Weighted average exercise price	Number exerciseable	Weighted average remaining contractual life (Years)	Weighted average exercise price
3,403,001	7.86	$1.72	2,949,041	7.81	$1.73

(d)	Restricted Series B Common Stock

In 2010, the Company issued 385,500 shares of restricted Series B common stock to employees. These shares vest on a performance basis based upon the attainment of certain milestones by the Company and are subject to forfeiture if vesting conditions are not met. The fair value of these shares when issued was $1.68 per share. As of December 31, 2012 and 2011, these restricted shares were 10% vested. The compensation expense for these awards was determined based upon the fair value of Series B common stock at the date of grant applied to the total number of shares that were anticipated to fully vest.

A summary of restricted stock activity is as follows:

Number of shares
Balance at December 31, 2010	385,500
Vested	(38,550)
Forfeited	—

Balance at December 31, 2011	346,950
Vested	—
Forfeited	(5,400)

Balance at December 31, 2012	341,550

(e)	Warrants

For charitable purposes, on December 23, 2003, the Company granted warrants to a local university for 70,000 shares of Series B convertible preferred Stock at a price of $3.57 per share with an original expiration date of December 31, 2010. In January 2011, the Company extended the term to December 31, 2015 at the same price. The Company expensed $44,100 during 2011 related to the extension.